Other Financial Information	12 Months Ended
Dec. 31, 2016
OTHER FINANCIAL INFORMATION [Abstract]
OTHER FINANCIAL INFORMATION
NOTE 24: OTHER FINANCIAL INFORMATION

The Company's 2019 Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance II (US) Inc., Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2019 Notes. All subsidiaries, except for the non-guarantor Navios Logistics and its subsidiaries, are 100% owned.

      These condensed consolidated statements of Navios Holdings, the guarantor subsidiaries and the non-guarantor subsidiaries have been prepared in accordance on an equity basis as permitted by U.S. GAAP.
	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the year ended December 31, 2016
Revenue	$—	$199,446	$220,336	$—	$419,782
Administrative fee revenue from affiliates	—	21,799	—	—	21,799
Time charter, voyage and logistics business expenses	—	(115,483)	(59,589)	—	(175,072)
Direct vessel expenses	—	(51,396)	(76,000)	—	(127,396)
General and administrative expenses incurred on behalf of affiliates	—	(21,799)	—	—	(21,799)
General and administrative expenses	(5,715)	(5,286)	(14,294)	—	(25,295)
Depreciation and amortization	(2,860)	(84,337)	(26,628)	—	(113,825)
Interest expense and finance cost, net	(71,262)	(14,005)	(23,425)	—	(108,692)
Gain on bond and debt extinguishment	27,670	1,517	—	—	29,187
Other income/ (expense), net	75	14,392	(9,261)	—	5,206
Loss before equity in net earnings of affiliated companies	(52,092)	(55,152)	11,139	—	(96,105)
Loss from subsidiaries	(46,867)	6,483	—	40,384	—
Equity/ (loss) in net earnings of affiliated companies	(204,864)	3,138	(1,053)	—	(202,779)
Loss before taxes	(303,823)	(45,531)	10,086	40,384	(298,884
Income tax benefit/ (expense)	—	(283)	(982)	—	(1,265)
Net loss	(303,823)	(45,814)	9,104	40,384	(300,149)
Less: Net income attributable to the noncontrolling interest	—	—	(3,674)	—	(3,674)
Net loss attributable to Navios Holdings common stockholders	$(303,823)	$(45,814)	$5,430	$40,384	$(303,823)

Other Comprehensive income
Unrealized holding loss on investments in available-for-sale securities	$100	$100	$—	$(100)	$100
Reclassification to earnings	345	345	—	(345)	345
Total other comprehensive income	$445	$445	$—	$(445)	$445
Total comprehensive loss	$(303,378)	$(45,369)	$9,104	$39,939	$(299,704
Comprehensive (income)/loss attributable to noncontrolling interest	—	—	(3,674)	—	(3,674)
Total comprehensive loss attributable to Navios Holdings common stockholders	$(303,378)	$(45,369)	$5,430	$39,939	$(303,378)
					)

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the year ended December 31, 2015
Revenue	$—	$229,772	$251,048	$—	$480,820
Administrative fee revenue from affiliates	—	16,177	—	—	16,177
Time charter, voyage and logistics business expenses	—	(177,507)	(70,375)	—	(247,882)
Direct vessel expenses	—	(46,142)	(82,026)	—	(128,168)
General and administrative expenses incurred on behalf of affiliates	—	(16,177)	—	—	(16,177)
General and administrative expenses	(7,435)	(12,740)	(14,008)	—	(34,183)
Depreciation and amortization	(2,769)	(89,572)	(27,969)	—	(120,310)
Interest expense and finance cost, net	(72,924)	(11,344)	(26,513)	—	(110,781)
Other expense, net	(60)	(18,671)	(11,470)	—	(30,201)
Loss before equity in net earnings of affiliated companies	(83,188)	(126,204)	18,687	—	(190,705)
Loss from subsidiaries	(105,102)	14,194	—	90,908	—
Equity in net earnings of affiliated companies	54,178	5,326	1,980	—	61,484
Loss before taxes	(134,112)	(106,684)	20,667	90,908	(129,221)
Income tax benefit/ (expense)	—	(397)	3,551	—	3,154
Net loss	(134,112)	(107,081)	24,218	90,908	(126,067)
Less: Net income attributable to the noncontrolling interest	—	—	(8,045)	—	(8,045)
Net loss attributable to Navios Holdings common stockholders	$(134,112)	$(107,081)	$16,173	$90,908	$(134,112)

Other Comprehensive income
Unrealized holding loss on investments in available-for-sale securities	$(1,649)	$(1,649)	$—	$1,649	$(1,649)
Reclassification to earnings	1,782	1,782	—	(1,782)	1,782
Total other comprehensive income	$133	$133	$—	$(133)	$133
Total comprehensive loss	$(133,979)	$(106,948)	$24,218	$90,775	$(125,934)
Comprehensive (income)/loss attributable to noncontrolling interest	—	—	(8,045)	—	(8,045)
Total comprehensive loss attributable to Navios Holdings common stockholders	$(133,979)	$(106,948)	$16,173	$90,775	$(133,979)

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the year ended December 31, 2014
Revenue	$—	$300,242	$268,774	$—	$569,016
Administrative fee revenue from affiliates	—	14,300	—	—	14,300
Time charter, voyage and logistics business expenses	—	(157,640)	(105,664)	—	(263,304)
Direct vessel expenses	—	(52,039)	(78,025)	—	(130,064)
General and administrative expenses incurred on behalf of affiliates	—	(14,300)	—	—	(14,300)
General and administrative expenses	(10,343)	(20,483)	(14,764)	—	(45,590)
Depreciation and amortization	(2,811)	(76,792)	(25,087)	—	(104,690)
Interest expense and finance cost, net	(73,272)	(7,327)	(27,546)	—	(108,145)
Loss on bond extinguishment	—	—	(27,281)	—	(27,281)
Other income/(expense), net	72	(2,357)	(7,388)	—	(9,673)
Loss before equity in net earnings of affiliated companies	(86,354)	(16,396)	(16,981)	—	(119,731)
Loss from subsidiaries	(17,418)	(10,662)	—	28,080	—
Equity in net earnings of affiliated companies	47,569	6,555	3,627	—	57,751
Loss before taxes	(56,203)	(20,503)	(13,354)	28,080	(61,980)
Income tax (expense)/benefit	—	(360)	276	—	(84)
Net loss	(56,203)	(20,863)	(13,078)	28,080	(62,064)
Less: Net (income)/loss attributable to the noncontrolling interest	—	(182)	6,043	—	5,861
Net loss attributable to Navios Holdings common stockholders	$(56,203)	$(21,045)	$(7,035)	$28,080	$(56,203)

Other Comprehensive loss
Unrealized holding loss on investments in available-for-sale securities	$(959)	$(959)	$—	$959	$(959)
Reclassification to earnings	11,553	11,553	—	(11,553)	11,553
Total other comprehensive income	$10,594	$10,594	$—	$(10,594)	$10,594

Total comprehensive loss	$(45,609)	$(10,269)	$(13,078)	$17,486	$(51,470)
Comprehensive (income)/loss attributable to noncontrolling interest	—	(182)	6,043	—	5,861
Total comprehensive loss attributable to Navios Holdings common stockholders	$(45,609)	$(10,451)	$(7,035)	$17,486	$(45,609)

Balance Sheet as of December 31, 2016	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$15,875	$54,935	$65,182	$—	$135,992
Restricted cash	—	2,486	2,900	—	5,386
Accounts receivable, net	—	32,916	32,913	—	65,829
Intercompany receivables	—	—	74,218	(74,218)	—
Due from affiliate companies	2,362	6,186	—	—	8,548
Prepaid expenses and other current assets	—	39,778	17,607	—	57,385
Total current assets	18,237	136,301	192,820	(74,218)	273,140
Deposits for vessels, port terminals and other fixed assets	—	—	136,891	—	136,891
Vessels, port terminals and other fixed assets, net	—	1,411,612	409,489	—	1,821,101
Investments in subsidiaries	1,641,863	292,209	—	(1,934,072)	—
Investments in affiliates	137,218	11,978	10,875	—	160,071
Loan receivable from affiliate companies	—	23,008	—	—	23,008
Other long-term receivable from affiliate companies	—	11,105	—	—	11,105
Other long-term assets	—	17,877	22,551	—	40,428
Goodwill and other intangibles	83,933	35,571	167,647	—	287,151
Total non-current assets	1,863,014	1,803,360	747,453	(1,934,072)	2,479,755
Total assets	$1,881,251	$1,939,661	$940,273	$(2,008,290)	$2,752,895

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable	$892	$54,731	$29,915	$—	$85,538
Accrued expenses and other liabilities	32,025	43,823	15,901	—	91,749
Deferred income and cash received in advance	—	4,666	4,517	—	9,183
Intercompany payables	191,814	(117,596)	—	(74,218)	—
Due to affiliate companies	—	32,847	—	—	32,847
Current portion of capital lease obligations	—	—	2,639	—	2,639
Current portion of long-term debt	—	23,476	6,351	—	29,827
Total current liabilities	224,731	41,947	59,323	(74,218)	251,783
Long-term debt, net of current portion	928,357	221,437	421,598	—	1,571,392
Capital lease obligations, net of current portion	—	—	14,978	—	14,978
Long-term payable to affiliate company	—	6,399	—	—	6,399
Loan payable to affiliate company	49,876	—	—		49,876
Other long-term liabilities and deferred income	—	41,857	1,531	—	43,388
Deferred tax liability	—	—	11,526	—	11,526
Total non-current liabilities	978,233	269,693	449,633	—	1,697,559
Total liabilities	1,202,964	311,640	508,956	(74,218)	1,949,342
Noncontrolling interest	—	—	125,266		125,266
Total Navios Holdings stockholders' equity	678,287	1,628,021	306,051	(1,934,072)	678,287
Total liabilities and stockholders' equity	$1,881,251	$1,939,661	$940,273	$(2,008,290)	$2,752,895

Balance Sheet as of December 31, 2015	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$34,152	$47,753	$81,507	$—	$163,412
Restricted cash	—	13,480	—	—	13,480
Accounts receivable, net	—	38,716	26,097	—	64,813
Intercompany receivables	10,360	38,108	74,573	(123,041)	—
Due from affiliate companies	4,833	7,836	—	—	12,669
Prepaid expenses and other current assets	3	36,580	12,002	—	48,585
Total current assets	49,348	182,473	194,179	(123,041)	302,959
Deposits for vessels, port terminals and other fixed assets	—	29,695	44,254	—	73,949
Vessels, port terminals and other fixed assets, net	—	1,396,101	427,860	—	1,823,961
Investments in subsidiaries	1,636,433	285,726	—	(1,922,159)	—
Investments in available-for-sale securities	—	5,173	—	—	5,173
Investments in affiliates	356,797	13,028	11,921	—	381,746
Loan receivable from affiliate companies	—	16,474	—	—	16,474
Other long-term assets		21,325	22,433	—	43,758
Goodwill and other intangibles	86,793	52,829	171,171	—	310,793
Total non-current assets	2,080,023	1,820,351	677,639	(1,922,159)	2,655,854
Total assets	$2,129,371	$2,002,824	$871,818	$(2,045,200)	$2,958,813

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable	$363	$45,913	$26,329	$—	$72,605
Accrued expenses and other liabilities	33,244	54,451	15,400	—	103,095
Deferred income and cash received in advance	—	6,267	7,225	—	13,492
Intercompany payables	123,041	—	—	(123,041)	—
Due to affiliate companies	—	17,791	—	—	17,791
Current portion of capital lease obligations	—	—	2,929	—	2,929
Current portion of long-term debt	—	16,875	69	—	16,944
Total current liabilities	156,648	141,297	51,952	(123,041)	226,856
Long-term debt, net of current portion	983,763	213,102	367,499	—	1,564,364
Capital lease obligations, net of current portion	—	—	17,720	—	17,720
Unfavorable lease terms	—	7,526	—	—	7,526
Other long-term liabilities and deferred income	—	19,360	1,518	—	20,878
Deferred tax liability	—	—	10,917	—	10,917
Total non-current liabilities	983,763	239,988	397,654	—	1,621,405
Total liabilities	1,140,411	381,285	449,606	(123,041)	1,848,261
Noncontrolling interest	—	—	121,592	—	121,592
Total Navios Holdings stockholders' equity	988,960	1,621,539	300,620	(1,922,159)	988,960
Total liabilities and stockholders' equity	$2,129,371	$2,002,824	$871,818	$(2,045,200)	$2,958,813

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the year ended December 31, 2016	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(60,889)	$78,830	$18,979	$—	$36,920

Cash flows from investing activities
Acquisition of investments in affiliates	—	(4,275)	—	—	(4,275)
Loan to affiliate company	—	—	—	—	—
Decrease in long-term receivable from affiliate companies	—	—	—	—	—
Dividends from affiliate companies	—	—	—	—	—
Acquisition of vessels	—	(60,115)	—	—	(60,115)
Deposits for vessels, port terminals and other fixed assets	—	—	(86,911)	—	(86,911)
Purchase of property, equipment and other fixed assets	—	(305)	(4,262)	—	(4,567)
Disposal of available-for-sale securities	—	5,303	—	—	5,303
Net cash provided by/(used in) in investing activities	—	(59,392)	(91,173)	—	(150,565)

Cash flows from financing activities
Transfer (to)/from other group subsidiaries	38,667	(38,667)	—	—	—
Repurchase of preferred stock	(9,323)	—	—	—	(9,323)
Repurchase of senior notes	(30,671)	—	—	—	(30,671)
Repayment of long-term debt and payment of principal	—	(39,332)	(1,405)	—	(40,737)
Proceeds from long-term loans, net of deferred finance fees	—	54,743	60,306	—	115,049
Proceeds from loan payable to affiliate company, net of deferred finance fees	48,438	—	—	—	48,438
Acquisition of treasury stock	(818)	—	—	—	(818)
Dividends paid	(3,681)	—	—	—	(3,681)
Decrease in restricted cash	—	11,000	—	—	11,000
Payments of obligations under capital leases	—	—	(3,032)	—	(3,032)
Net cash used in financing activities	42,612	(12,256)	55,869	—	86,225
Increase/(decrease) in cash and cash equivalents	(18,277)	7,182	(16,325)	—	(27,420)
Cash and cash equivalents, beginning of year	34,152	47,753	81,507	—	163,412
Cash and cash equivalents, end of year	$15,875	$54,935	$65,182	$—	$135,992

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the year ended December 31, 2015	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(49,544)	$48,038	$44,984	$—	$43,478

Cash flows from investing activities
Acquisition of investments in affiliates	(14,668)	(6,650)	(1,528)	—	(22,846)
Loan to affiliate company	—	(7,327)	—	—	(7,327)
Decrease in long-term receivable from affiliate companies	—	10,351	—	—	10,351
Dividends from affiliate companies	18,244	—	—	—	18,244
Deposits for vessels, port terminals and other fixed assets	—	(7,555)	(19,158)	—	(26,713)
Purchase of property, equipment and other fixed assets	—	(327)	(7,881)	—	(8,208)
Net cash provided by/(used in) in investing activities	3,576	(11,508)	(28,567)	—	(36,499)

Cash flows from financing activities
Transfer (to)/from other group subsidiaries	17,183	(18,711)	1,528	—	—
Debt issuance costs	—	(50)	—	—	(50)
Repayment of long-term debt and payment of principal	—	(35,987)	(69)	—	(36,056)
Acquisition of treasury stock	(252)	—	—	—	(252)
Dividends paid	(35,350)	—	—	—	(35,350)
Increase in restricted cash	—	(11,114)	—	—	(11,114)
Payment for acquisition of intangible asset	—	—	(6,800)	—	(6,800)
Payments of obligations under capital leases	—	—	(1,501)	—	(1,501)
Net cash used in financing activities	(18,419)	(65,862)	(6,842)	—	(91,123)
Increase/(decrease) in cash and cash equivalents	(64,387)	(29,332)	9,575	—	(84,144)
Cash and cash equivalents, beginning of year	98,539	77,085	71,932	—	247,556
Cash and cash equivalents, end of year	$34,152	$47,753	$81,507	$—	$163,412

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the year ended December 31, 2014	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(9,357)	$52,664	$13,016	$—	$56,323

Cash flows from investing activities
Acquisition of investments in affiliates	—	—	(2,233)	—	(2,233)
Loan to affiliate company	—	(4,465)	—	—	(4,465)
Increase in long-term receivable from affiliate companies	—	(5,087)	—	—	(5,087)
Dividends from affiliate companies	14,595	—	—	—	14,595
Deposits for vessels, port terminals and other fixed assets	—	(22,112)	(23,225)	—	(45,337)
Acquisition of intangible assets	—	—	(10,200)	—	(10,200)
Acquisition of vessels	—	(123,541)	—	—	(123,541)
Purchase of property, equipment and other fixed assets	(15)	(172)	(68,433)	—	(68,620)
Net cash provided by/(used in) in investing activities	14,580	(155,377)	(104,091)	—	(244,888)

Cash flows from financing activities
Transfer (to)/from other group subsidiaries	(71,968)	69,731	2,237	—	—
Issuance of common stock	643	—	—	—	643
Net proceeds from issuance of preferred stock	163,602	—	—	—	163,602
Proceeds from long-term loans, net of debt issuance costs	—	71,027	—	—	71,027
Proceeds from issuance of senior notes, net of debt issuance costs	—	—	365,668	—	365,668
Repayment of long-term debt and payment of principal	—	(20,692)	(69)	—	(20,761)
Repayment of senior notes	—	—	(290,000)	—	(290,000)
Contribution from noncontrolling shareholders	—	3,484	—	—	3,484
Dividends paid	(32,730)	—	—	—	(32,730)
Increase in restricted cash	—	(355)	—	—	(355)
Acquisition of noncontrolling interest	—	(10,889)	—	—	(10,889)
Payments of obligations under capital leases	—	—	(1,399)	—	(1,399)
Net cash provided by financing activities	59,547	112,306	76,437	—	248,290
Increase/(decrease) in cash and cash equivalents	64,770	9,593	(14,638)	—	59,725
Cash and cash equivalents, beginning of year	33,769	67,492	86,570	—	187,831
Cash and cash equivalents, end of year	$98,539	$77,085	$71,932	$—	$247,556